Note 11 - Reserves - Reserves of Share-based Payments (Details)	Jun. 30, 2026 AUD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)
Statement Line Items [Line Items]
Reserves	$ 5,795,877	$ 5,342,304	$ 4,806,203
Number of share options outstanding in share-based payment arrangement	66,177,114	2,683,471,567	3,250,009,092
Free attaching options [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement	0	0	0
Reserve of share-based payments [member]
Statement Line Items [Line Items]
Reserves	$ 5,836,718	$ 5,342,304	$ 4,806,203
Reserve of change in value of foreign currency basis spreads [member]
Statement Line Items [Line Items]
Reserves	$ (40,841)	$ 0	$ 0